Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Detail of Preferred Stock [Abstract]
Preferred Stock Shares Authorized And Designated	10,047,010	10,089,512
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	9,591,931	9,566,921
Par value	11,971	9,470
Carrying value	10,572	8,071
Discount	1,399	1,399
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	858,759	618,382
Carrying value	859	618
Unearned ESOP shares	(926)	(663)
Preferred Stock, No Voting Rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Par value	0
Preferred Stock, Voting Rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	0
Par value	0
Employee Stock Ownership Plan Preferred Stock 2002 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	3,443
Carrying value	0	3
Employee Stock Ownership Plan Preferred Stock 2002 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2002 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2003 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	6,231	13,591
Carrying value	6	13
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2003 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	17,115	26,815
Carrying value	17	27
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2004 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2005 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	30,092	40,892
Carrying value	30	41
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.75%	9.75%
Employee Stock Ownership Plan Preferred Stock 2005 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	46,112	58,632
Carrying value	46	59
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	68,414	82,994
Carrying value	69	83
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	89,154	104,854
Carrying value	89	105
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	231,361	287,161
Carrying value	232	287
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	370,280	0
Carrying value	370	0
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	9.00%	0.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable Dividend Rate	10.00%	0.00%
Series A - Non-Cumulative Perpetual Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	0	100,000
Preferred Stock Shares Authorized And Designated	0	25,001
Series B - Non-Cumulative Perpetual Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	0	100,000
Preferred Stock Shares Authorized And Designated	0	17,501
Series G - 7.25% Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	15,000	15,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series H - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	20,000	20,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series I - 5.80% Fixed-to-Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	100,000	100,000
Preferred Stock Shares Authorized And Designated	25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,010	0
Par value	2,501	0
Carrying value	2,501	0
Discount	0	0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	2,150,375	2,150,375
Par value	2,150	2,150
Carrying value	1,995	1,995
Discount	155	155
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,352,000	3,352,000
Par value	3,352	3,352
Carrying value	2,876	2,876
Discount	476	476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	1,000	1,000
Preferred Stock Shares Authorized And Designated	4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,968,000	3,968,000
Par value	3,968	3,968
Carrying value	3,200	3,200
Discount	768	768
Dividend Equalization Preferred Shares [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	10	10
Preferred Stock Shares Authorized And Designated	97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	96,546	96,546
Par value	0	0
Carrying value	0	0
Discount	0	0